Investment Objectives and Goals - ETRADE TRUST NO FEE FUNDS	Oct. 31, 2025
E*TRADE No Fee Large Cap Index Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The E*TRADE No Fee Large Cap Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, if any, correspond to the total return of stocks of large capitalization  U.S. companies.

E*TRADE No Fee Total Market Index Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The E*TRADE No Fee Total Market Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, if any, correspond to the total return of a broad range of U.S. stocks.
E*TRADE No Fee International Index Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The E*TRADE No Fee International Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, if any, correspond to the total return of foreign developed stock markets.
E*TRADE No Fee Municipal Bond Index Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The E*TRADE No Fee Municipal Bond Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, if any, are similar to the underlying index.
E*TRADE No Fee U.S. Bond Index Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The E*TRADE No Fee U.S. Bond Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, if any, are similar to the underlying index.